Trade Payables and Other Current Liabilities - Summary of Other Current Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade Payables and Other Current Liabilities
Employee-related payables	€ 1,405	€ 1,124	€ 1,095
Accrued payroll and other employeerelated taxes	1,375	1,041	1,052
Sales tax payables	753	668	574
Other accrued taxes and employeerelated expenses	106	177	172
Other miscellaneous payables	3,198	1,988	1,978
Other current liabilities	€ 6,838	€ 4,998	€ 4,871